Acquisitions (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Business Acquisition [Line Items]
Additional consideration up to			$ 26	$ 13
Goodwill			2,937	2,838
Business Acquisition, Transaction Costs			3	1
Max Matthiessen [Member]
Business Acquisition [Line Items]
Cash consideration			204
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			134
Charles Monat [Member]
Business Acquisition [Line Items]
Cash consideration	$ 59
Additional consideration up to	29
Business Combination, Contingent Consideration, Fair Value	$ 12
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			35
Prime Professions [Member]
Business Acquisition [Line Items]
Cash consideration		$ 29
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				17
Other Acquisitions [Domain]
Business Acquisition [Line Items]
Cash consideration		$ 27
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				$ 16
Acquired trade names | Max Matthiessen [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 2
Acquired intangible assets, expected life			4 years
Acquired trade names | Charles Monat [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 8
Acquired intangible assets, expected life			5 years
Acquired trade names | Prime Professions [Member]
Business Acquisition [Line Items]
Acquired intangible assets, expected life				3 years
Goodwill [Member] | Max Matthiessen [Member]
Business Acquisition [Line Items]
Goodwill			$ 139
Goodwill [Member] | Charles Monat [Member]
Business Acquisition [Line Items]
Goodwill			$ 31
Goodwill [Member] | Prime Professions [Member]
Business Acquisition [Line Items]
Goodwill				$ 15
Goodwill [Member] | Other Acquisitions [Domain]
Business Acquisition [Line Items]
Goodwill				$ 14
Non-compete Agreements
Business Acquisition [Line Items]
Acquired intangible assets, expected life			5 years
Non-compete Agreements | Prime Professions [Member]
Business Acquisition [Line Items]
Acquired intangible assets, expected life				8 years
Acquired client relationships | Max Matthiessen [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 56
Acquired intangible assets, expected life			12 years
Acquired client relationships | Charles Monat [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 27
Acquired intangible assets, expected life			11 years
Acquired client relationships | Prime Professions [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				$ 16
Acquired intangible assets, expected life				15 years
Management contracts [Member] | Max Matthiessen [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 76
Acquired intangible assets, expected life			18 years
Contingent Consideration Type [Domain] | Scenario, Forecast [Member] | Prime Professions [Member]
Business Acquisition [Line Items]
Additional consideration up to					$ 2